--------------------------------------------------------------------------------
                                 ANNUAL REPORT
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                                MARCH 31, 2003
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                                   VALUE LINE
                                   EMERGING
                                 OPPORTUNITIES
                                   FUND, INC.


                               [LOGO] VALUE LINE
                                    NO-LOAD
                                     MUTUAL
                                     FUNDS


 INVESTMENT ADVISER     Value Line, Inc.
                        220 East 42nd Street
                        New York, NY 10017-5891

 DISTRIBUTOR            Value Line Securities, Inc.
                        220 East 42nd Street
                        New York, NY 10017-5891

 CUSTODIAN BANK         State Street Bank and Trust Co.
                        225 Franklin Street
                        Boston, MA 02110

 SHAREHOLDER            State Street Bank and Trust Co.
 SERVICING AGENT        c/o NFDS
                        P.O. Box 219729
                        Kansas City, MO 64121-9729

 INDEPENDENT            PricewaterhouseCoopers LLP
 ACCOUNTANTS            1177 Avenue of the Americas
                        New York, NY 10036
 LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                        Two Sound View Drive, Suite 100
                        Greenwich, CT 06830

 DIRECTORS              Jean Bernhard Buttner
                        John W. Chandler
                        Frances T. Newton
                        Francis C. Oakley
                        David H. Porter
                        Paul Craig Roberts
                        Marion N. Ruth
                        Nancy-Beth Sheerr

 OFFICERS               Jean Bernhard Buttner
                        CHAIRMAN AND PRESIDENT
                        Stephen E. Grant
                        VICE PRESIDENT
                        Alan N. Hoffman
                        VICE PRESIDENT
                        Bradley T. Brooks
                        VICE PRESIDENT
                        David T. Henigson
                        VICE PRESIDENT AND
                        SECRETARY/TREASURER
                        Stephen La Rosa
                        ASSISTANT SECRETARY/TREASURER
                        Joseph Van Dyke
                        ASSISTANT SECRETARY/TREASURER

SMALL-CAP INVESTMENTS ENTAIL SPECIAL RISK CONSIDERATIONS INCLUDING LIQUIDITY AND VOLATILITY.


THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                        #526117

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                      TO OUR VALUE LINE EMERGING
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

For the fiscal year ending March 31, 2003, the Value Line Emerging Opportunities Fund had a total return of -17.04%, versus a return of -26.97% for the Russell 2000(1), an index of U.S. small-capitalization stocks.

In this difficult environment, your Fund has continued to perform better than the great majority of its peers. The Fund ranked in the top 5% of its Lipper category for the year ending March 31st, the top 7% for three years, and the top 3% for five years(2).

We believe that our highly disciplined stock selection strategy is the key to the Fund's success. We invest in companies showing strong earnings momentum or strong stock price momentum, relative to the general universe of U.S. stocks. We stick with these winners until they lose the momentum that first attracted us. Laggards are sold quickly. This discipline helped the Fund largely avoid the treacherous corporate pitfalls of recent years, most notably those in the technology and telecommunications sectors.

Currently, healthcare, financial services, and retailing are the Fund's largest sector investments. But the Fund is widely diversified, with more than 400 holdings across many industries, an important tool in minimizing risk. No single holding represents more than 0.5% of total assets.

The financial press continues to devote favorable attention to the Fund. Bloomberg Personal Finance (Dec./Jan.) named your Fund its top choice in the small-capitalization category for 2003; indeed, the Fund topped all its category choices in alpha ranking, a measure of the extra performance a manager adds after risk is taken into account. Business Week (Jan. 27th) gave the Fund an A rating for "best returns for the risk for five years."

We will continue to emphasize consistency and discipline in our investment approach. Thank you for investing with us.

                                  Sincerely,

                                  /s/ Jean Bernhard Buttner

                                  Jean Bernhard Buttner
                                  CHAIRMAN and PRESIDENT

May 19, 2003

--------------------------------------------------------------------------------
(1) THE RUSSELL 2000 INDEX IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES, OR TAXES, AND
    IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

(2) LIPPER RANKED THE VALUE LINE EMERGING OPPORTUNITIES FUND 19TH OUT OF 441 MID-CAP GROWTH FUNDS BASED ON RETURN FOR THE YEAR ENDED 3/31/03, 22ND OUT
    OF 317 MID-CAP GROWTH FUNDS FOR THE 3 YEARS ENDED 3/31/03, AND 5TH OUT OF 226 MID-CAP GROWTH FUNDS FOR THE 5 YEARS ENDED 3/31/03.
--------------------------------------------------------------------------------
2

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

OPPORTUNITIES FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economy is continuing to struggle, more than a year after the most recent recession ended. At present, growth is being limited by weak manufacturing activity, falling employment, and mixed retail sales results. To be sure, not all parts of the economy are struggling, as housing activity remains comparatively strong, notwithstanding some easing in recent months, while consumer confidence is up strongly in the wake of this nation's stirring victory in Iraq.

Overall, we sense that we will continue to have a slow and uneven recovery over the next few months. Specifically, we estimate that the nation's gross domestic product, which edged forward at a 1.6% rate in the first quarter, will proceed at a similar pace in the three months ending on June 30th. Thereafter, the likely passage of a tax reduction and fiscal stimulus package and the need to replenish low inventory levels in some industries will help to put us on a slightly faster upward track, with growth perhaps moving into the 2%-3% range during the second half. We expect the expansion to strengthen further in 2004, with growth averaging 3%, or slightly higher.

Inflation, meantime, remains practically nonexistent, thanks partly to subdued labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery road over the next few years, some increase in pricing pressures could well emerge. Absent a more vigorous long-term business recovery than we envision, or a resumption of the sharp rise in oil and gas prices stemming from a surprisingly long continuing conflict in the Middle East, inflation should remain in check through the middle years of this decade. Interest rates, which have fallen further in recent months, are unlikely to rise much over the next year or two, as a result.

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                                                                               3

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.
--------------------------------------------------------------------------------

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
              IN THE VALUE LINE EMERGING OPPORTUNITIES FUND, INC.
                      AND THE RUSSELL 2000 STOCK INDEX**

                                    [GRAPH]

                         Value Line                     Russell 2000
                Emerging Opportunities Fund              Stock Index
6/93                      $10,000                          $10,000
3/03                      $30,263                          $18,330

                           FROM 6/23/93+ TO 3/31/2003

PERFORMANCE DATA:*

                                                   AVERAGE ANNUAL
                                                    TOTAL RETURN
                                                  ---------------
1 year ended March 31, 2003 ...................        -17.04%
5 years ended March 31, 2003 ..................         +9.03%
From June 23, 1993+ to March 31, 2003 .........        +12.00%

--------------------------------------------------------------------------------
 + COMMENCEMENT OF OPERATIONS.
 * THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL
   GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
** THE RUSSELL 2000 STOCK INDEX IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE OF
   THE SMALLER CAPITALIZATION STOCKS TRADED IN THE UNITED STATES. THE PRESENTATION INCLUDES REINVESTED DIVIDENDS. THE RETURN FOR THE INDEX DOES
   NOT REFLECT EXPENSES WHICH ARE DEDUCTED FROM THE FUND'S RETURNS.
--------------------------------------------------------------------------------
4

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2003
--------------------------------------------------------------------------------

     SHARES                                                      VALUE
---------------                                            ----------------
COMMON STOCKS (88.6%)
                  ADVERTISING (0.4%)
      8,250       Harte-Hanks, Inc. .....................   $  157,575
      9,200       R. H. Donnelley Corp.* ................      273,056
                                                            ----------
                                                               430,631
                  AEROSPACE/DEFENSE (0.3%)
      8,250       Engineered Support Systems, Inc.             322,988
                  AIR TRANSPORT (0.3%)
     11,500       UTi Worldwide Inc. ....................      322,000
                  APPAREL (0.6%)
     13,000       Jos. A. Bank Clothiers, Inc.* .........      317,460
      9,000       Kellwood Co. ..........................      260,460
      2,000       Liz Claiborne, Inc. ...................       61,840
                                                            ----------
                                                               639,760
                  AUTO PARTS (0.6%)
      3,800       Advance Auto Parts, Inc.* .............      175,750
     10,300       Gentex Corp.* .........................      262,032
      7,500       Lear Corp.* ...........................      265,125
                                                            ----------
                                                               702,907
                  BANK (9.6%)
      4,700       Alabama National BanCorporation              192,700
     14,400       BancorpSouth, Inc. ....................      264,960
      4,716       BankNorth Group, Inc. .................      102,856
      9,800       Bank of Hawaii Corp. ..................      301,840
     11,200       BankUnited Financial Corp.
                  Class "A"* ............................      197,680
      5,300       BB&T Corp. ............................      166,579
      5,400       Cathay Bancorp, Inc. ..................      210,816
      9,500       City Holding Co. ......................      259,920
      7,000       Commerce Bancorp, Inc. ................      278,180
      7,700       Community First Bankshares, Inc.             196,735
      9,700       Compass Bancshares, Inc. ..............      303,319
      9,200       CPB, Inc. .............................      234,140
     14,625       CVB Financial Corp. ...................      283,433
      5,700       East West Bancorp, Inc. ...............      175,845
      1,600       First Citizens BancShares, Inc.
                  Class "A" .............................      150,544

     SHARES                                                      VALUE
---------------                                            ----------------
      8,300       First Community Bancorp ...............   $  239,961
      8,200       First State Bancorporation ............      175,398
      7,500       First Virginia Banks, Inc. ............      294,225
      7,000       F.N.B. Corp. ..........................      200,480
     15,000       Fulton Financial Corp. ................      282,150
      9,800       Hudson United Bancorp .................      301,840
     10,013       Independent Bank Corp. ................      201,261
      7,000       International Bancshares Corp. ........      271,670
      8,200       MAF Bancorp, Inc. .....................      275,930
      6,500       MB Financial, Inc. ....................      232,700
     14,100       NBT Bancorp, Inc. .....................      245,763
     10,900       Pacific Capital Bancorp ...............      323,076
      9,300       Popular, Inc. .........................      316,107
      6,700       R & G Financial Corp. Class "B" .......      147,400
     13,200       Republic Bancorp Inc. .................      155,496
      6,900       S & T Bancorp, Inc. ...................      176,433
      7,000       Sandy Spring Bancorp, Inc. ............      228,417
     13,300       South Financial Group, Inc. (The)            287,945
     14,100       Sterling Bancshares, Inc. .............      167,649
      7,920       Texas Regional Bancshares, Inc.
                  Class "A" .............................      239,105
     14,000       TrustCo Bank Corp. NY .................      134,820
     11,000       Trustmark Corp. .......................      261,360
      6,400       UCBH Holdings, Inc. ...................      281,472
     15,000       Umpqua Holdings Corp. .................      271,350
      9,500       United Bankshares Inc. ................      263,150
      6,500       Valley National Bancorp ...............      160,095
     16,400       W Holding Company, Inc. ...............      301,104
      9,000       Washington Trust Bancorp, Inc. ........      181,890
      7,400       Westamerica Bancorporation ............      292,226
      9,200       Whitney Holding Corp. .................      313,904
                                                            ----------
                                                            10,543,924
                  BANK -- MIDWEST (2.2%)
      9,000       Associated Banc-Corp. .................      290,970
     10,400       Bank of the Ozarks, Inc. ..............      289,744
      5,562       BOK Financial Corp.* ..................      181,711
      7,035       Commerce Bancshares, Inc. .............      257,129
      4,750       First Financial Bankshares, Inc. ......      168,625
      9,450       First Midwest Bancorp, Inc. ...........      243,904
      7,400       Glacier Bancorp, Inc. .................      198,024
      6,300       Hancock Holding Co. ...................      271,026
--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
     SHARES                                                      VALUE
---------------                                            ----------------
      5,000       IBERIABANK Corp. .........................   $ 203,500
     13,800       Local Financial Corporation* .............     198,996
      3,500       TCF Financial Corp. ......................     140,140
                                                               ---------
                                                               2,443,769
                  BEVERAGE --
                  ALCOHOLIC (0.1%)
      6,000       Central European Distribution
                  Corp.* ...................................     135,720
                  BEVERAGE -- SOFT
                  DRINK (0.1%)
      5,000       Cott Corp.* ..............................      87,750
                  BIOTECHNOLOGY (0.9%)
      8,000       Inspire Pharmaceuticals, Inc.* ...........     125,360
     17,700       Medicines Company (The)* .................     329,928
     17,000       Telik, Inc.* .............................     228,480
     18,000       United Therapeutics Corp.* ...............     310,320
                                                               ---------
                                                                 994,088
                  BUILDING MATERIALS (0.7%)
      1,900       Ameron International Corp. ...............     113,620
      8,100       Jacobs Engineering Group, Inc.* ..........     340,281
      8,700       Simpson Manufacturing Co., Inc.*               294,060
                                                               ---------
                                                                 747,961
                  CANADIAN ENERGY (0.4%)
      9,300       Encana Corp. .............................     300,948
      5,200       Petro-Canada .............................     177,528
                                                               ---------
                                                                 478,476
                  CHEMICAL --
                  DIVERSIFIED (0.2%)
      8,600       Albemarle Corp. ..........................     209,410
                  CHEMICAL --
                  SPECIALTY (1.7%)
     17,400       Airgas, Inc.* ............................     322,074
      5,100       Avery Dennison Corp. .....................     299,217
      6,200       Ecolab Inc. ..............................     305,846
     10,000       MacDermid, Inc. ..........................     204,500
      4,000       Praxair, Inc. ............................     225,400
      4,000       Sigma-Aldrich Corp. ......................     177,960
      7,300       Valspar Corp. ............................     298,789
                                                               ---------
                                                               1,833,786

     SHARES                                                      VALUE
---------------                                            ----------------
                  COMPUTER &
                  PERIPHERALS (1.1%)
     19,000       Artisan Components, Inc.* ................   $ 307,059
     11,700       Avocent Corp.* ...........................     273,078
      3,000       Logitech International S.A.
                  (ADR)* ...................................      89,211
     16,000       NetScreen Technologies, Inc.* ............     268,480
      3,900       Zebra Technologies Corp.
                  Class "A"* ...............................     251,160
                                                               ---------
                                                               1,188,988
                  COMPUTER SOFTWARE &
                  SERVICES (2.5%)
     19,500       Altiris, Inc.* ...........................     243,555
      7,800       CACI International, Inc.
                  Class "A"* ...............................     260,208
      4,600       Cognizant Technology Solutions
                  Corp. Class "A"* .........................     309,810
     12,600       Cognos Inc.* .............................     286,285
     27,000       Comverse Technology, Inc.* ...............     305,370
     13,000       Group 1 Software, Inc.* ..................     234,000
     16,500       Intergraph Corp.* ........................     286,110
      9,000       Mercury Interactive Corp.* ...............     267,120
     11,000       Neoware Systems, Inc.* ...................     137,610
      6,100       SRA International, Inc.
                  Class "A"* ...............................     144,570
      6,300       Symantec Corp.* ..........................     246,834
                                                               ---------
                                                               2,721,472
                  DIVERSIFIED COMPANY (0.8%)
      2,200       Ametek, Inc. .............................      72,622
      8,500       ESCO Technologies, Inc.* .................     278,800
     10,000       Mathews International Corp.
                  Class "A" ................................     231,600
      9,500       Valmont Industries, Inc. .................     205,200
     10,500       Walter Industries, Inc. ..................      91,560
                                                               ---------
                                                                 879,782
                  DRUG (3.6%)
      2,000       Able Laboratories, Inc.* .................      28,300
     16,400       Amylin Pharmaceuticals, Inc.* ............     265,680
     15,000       Bentley Pharmaceuticals, Inc.* ...........     120,300
     25,000       BioMarin Pharmaceutical, Inc.* ...........     283,750
--------------------------------------------------------------------------------
6

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                                  MARCH 31, 2003
--------------------------------------------------------------------------------

     SHARES                                                         VALUE
---------------                                               ----------------
     11,500       Covance Inc.* ..............................   $ 265,880
     10,000       EON Labs, Inc.* ............................     267,000
      5,200       Forest Laboratories, Inc.* .................     280,644
     18,000       Immucor, Inc.* .............................     394,200
     11,600       Mylan Laboratories, Inc. ...................     333,500
     15,000       NBTY, Inc.* ................................     284,400
      7,300       Neurocine Biosciences, Inc.* ...............     304,994
     11,000       Pharmaceutical Product
                  Development, Inc.* .........................     295,361
      9,500       Pharmaceutical Resources, Inc.* ............     403,560
      8,500       Scios Inc.* ................................     374,510
                                                                 ---------
                                                                 3,902,079
                  E-COMMERCE (0.4%)
      9,200       Open Text Corp.* ...........................     256,036
      9,900       StarTek, Inc.* .............................     226,215
                                                                 ---------
                                                                   482,251
                  EDUCATIONAL SERVICES (1.6%)
      6,775       Apollo Group, Inc. Class "A"* ..............     338,072
      6,800       Bright Horizons Family
                  Solutions, Inc.* ...........................     190,536
      6,400       Career Education Corp.* ....................     313,088
      6,000       Corinthian Colleges, Inc.* .................     237,000
      4,600       Education Management Corp.* ................     182,942
     11,000       ITT Educational Services, Inc.* ............     308,000
      3,000       Strayer Education, Inc. ....................     164,700
                                                                 ---------
                                                                 1,734,338
                  ELECTRIC UTILITY --
                  CENTRAL (0.3%)
      5,600       DTE Energy Co. .............................     216,440
      5,800       Otter Tail Corp. ...........................     150,220
                                                                 ---------
                                                                   366,660
                  ELECTRICAL
                  EQUIPMENT (0.3%)
     13,500       Rockwell Automation, Inc. ..................     279,450
                  ELECTRONICS (0.9%)
      4,000       Benchmark Electronics, Inc.* ...............     113,320
      5,200       Harman International Industries,
                  Inc. .......................................     304,564
     15,600       Herley Industries, Inc.* ...................     268,164

     SHARES                                                         VALUE
---------------                                               ----------------
      8,200       Imation Corp.* .............................   $ 305,204
                                                                 ---------
                                                                   991,252
                  ENTERTAINMENT (0.5%)
      6,000       Entercom Communications Corp.*                   263,460
      4,000       Saga Communications, Inc.
                  Class "A"* .................................      69,200
      8,600       Westwood One, Inc.* ........................     268,664
                                                                 ---------
                                                                   601,324
                  ENTERTAINMENT
                  TECHNOLOGY (0.5%)
     14,000       Netflix, Inc.* .............................     284,900
     21,500       Pinnacle Systems, Inc.* ....................     223,815
                                                                 ---------
                                                                   508,715
                  ENVIRONMENTAL (1.2%)
     21,000       Clean Harbors, Inc.* .......................     252,000
      8,300       CUNO, Inc.* ................................     279,129
      6,000       Landauer, Inc. .............................     220,200
      8,400       Stericycle, Inc.* ..........................     315,756
      5,700       Waste Connections, Inc.* ...................     196,650
                                                                 ---------
                                                                 1,263,735
                  FINANCIAL SERVICES (2.8%)
     14,000       BankAtlantic Bancorp, Inc.
                  Class "A" ..................................     137,060
      8,500       Brown & Brown, Inc. ........................     266,135
     15,000       Charter Municipal Mortgage
                  Acceptance Co. .............................     263,550
     10,200       Doral Financial Corp. ......................     360,570
     17,572       Fidelity National Financial, Inc. ..........     600,084
      9,500       LendingTree, Inc.* .........................     110,865
      6,400       Leucadia National Corp. ....................     228,736
     13,200       ProAssurance Corp.* ........................     310,464
      6,900       Stewart Information Services
                  Corp.* .....................................     160,149
      3,200       Student Loan Corp. .........................     312,320
      9,300       Wintrust Financial Corp. ...................     265,980
                                                                 ---------
                                                                 3,015,913
                  FOOD PROCESSING (1.7%)
      7,500       American Italian Pasta Co.
                  Class "A"* .................................     324,375
--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

     SHARES                                                   VALUE
---------------                                          ----------------
     11,700       Bunge Limited .........................   $ 294,372
      7,900       Dean Foods Co.* .......................     338,989
      6,000       Fresh Del Monte Produce, Inc. .........      91,500
     13,800       Peet's Coffee & Tea, Inc.* ............     228,804
      7,400       Smucker (J.M.) Co. ....................     258,778
     13,300       United Natural Foods, Inc.* ...........     339,150
                                                            ---------
                                                            1,875,968
                  FOOD WHOLESALERS (0.2%)
      5,700       Performance Food Group Co.* ...........     174,762
                  FURNITURE/HOME
                  FURNISHINGS (0.7%)
      6,000       Ethan Allen Interiors, Inc. ...........     176,580
      4,000       Mohawk Industries, Inc.* ..............     191,760
     24,000       Select Comfort Corp.* .................     242,160
      7,500       Tuesday Morning Corp.* ................     147,600
                                                            ---------
                                                              758,100
                  GROCERY (0.3%)
      6,100       Whole Foods Market, Inc.* .............     339,404
                  HOME APPLIANCE (0.4%)
      5,000       Black & Decker Corp. ..................     174,300
      4,400       Toro Company (The) ....................     308,220
                                                            ---------
                                                              482,520
                  HOTEL/GAMING (1.6%)
     18,200       Alliance Gaming Corp.* ................     273,000
     12,400       Choice Hotels, Inc.* ..................     302,312
     11,400       GTECH Holdings Corp.* .................     372,324
      2,400       International Game Technology* ........     196,560
     13,000       Penn National Gaming, Inc.* ...........     230,750
     16,800       Station Casinos, Inc.* ................     354,648
                                                            ---------
                                                            1,729,594
                  HOUSEHOLD PRODUCTS (0.8%)
      6,400       Church & Dwight Co., Inc. .............     194,304
     12,900       Dial Corp. (The) ......................     250,260
      7,300       Energizer Holdings, Inc.* .............     186,077
      5,700       Scotts Company (The) Class "A"*             295,260
                                                            ---------
                                                              925,901

     SHARES                                                   VALUE
---------------                                          ----------------
                  HUMAN RESOURCES (0.1%)
      6,800       CDI Corp.* ............................   $ 158,440
                  INDUSTRIAL SERVICES (2.6%)
      6,800       Aaron Rents, Inc. .....................     138,584
     12,600       ARAMARK Corp. Class "B"* ..............     288,540
      9,800       C.H. Robinson Worldwide, Inc. .........     320,460
      4,600       EMCOR Group, Inc.* ....................     221,950
      9,800       Expeditor International of
                  Washington, Inc. ......................     352,310
      8,000       FTI Consulting, Inc.* .................     369,760
      9,200       Iron Mountain, Inc.* ..................     351,900
     14,500       Kroll Inc. * ..........................     310,445
     15,450       Rollins, Inc. .........................     355,813
      8,000       World Fuel Services Corporation .......     162,880
                                                            ---------
                                                            2,872,642
                  INFORMATION
                  SERVICES (0.7%)
      8,300       Arbitron, Inc.* .......................     263,110
      8,600       Dun & Bradstreet Corp. (The)* .........     328,950
      6,200       Equifax, Inc. .........................     123,938
                                                            ---------
                                                              715,998
                  INSURANCE -- LIFE (0.6%)
      8,400       Scottish Annuity & Life
                  Holdings Ltd. .........................     146,328
      3,300       StanCorp Financial Group, Inc. ........     170,115
      8,300       Torchmark Corp. .......................     297,140
                                                            ---------
                                                              613,583
                  INSURANCE -- PROPERTY/
                  CASUALTY (3.0%)
      9,200       Arch Capital Group Ltd.* ..............     312,331
      7,800       Berkley (W.R.) Corp. ..................     334,230
      4,600       Erie Indemnity Co. Class "A" ..........     166,980
      8,900       IPC Holdings, Ltd. ....................     267,801
      1,400       Markel Corp.* .........................     313,180
      7,200       Midland Co. ...........................     128,880
     11,700       Odyssey Re Holdings Corp. .............     211,185
      3,000       Old Republic International Corp. ......      80,250
      5,300       PartnerRe Ltd. ........................     266,325
--------------------------------------------------------------------------------
8

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                                  MARCH 31, 2003
--------------------------------------------------------------------------------

     SHARES                                                    VALUE
---------------                                         ----------------
      8,000       Philadelphia Consolidated
                  Holding Corp.* ........................     288,000
      7,000       RenaissanceRe Holdings Ltd. ...........     280,350
     11,800       RLI Corp. .............................     317,066
      8,600       Safeco Corp. ..........................     300,742
                                                              -------
                                                            3,267,320
                  INTERNET (0.3%)
     20,000       United Online, Inc.* ..................     344,800
                  MACHINERY (1.1%)
      6,200       Actuant Corp. Class "A"* ..............     217,930
      2,800       Curtiss-Wright Corp. ..................     169,400
     11,500       Graco Inc. ............................     323,150
      4,000       Lindsay Manufacturing Co. .............      86,000
      7,300       Smith (A.O.) Corp. ....................     195,640
      6,800       Tractor Supply Co.* ...................     224,536
                                                            ---------
                                                            1,216,656
                  MANUFACTURED HOUSING/
                  RECREATIONAL
                  VEHICLE (0.7%)
      5,100       Oshkosh Truck Corp. ...................     317,730
      5,100       Skyline Corp. .........................     133,110
      6,800       Thor Industries, Inc. .................     170,204
      4,000       Winnebago Industries, Inc. ............     108,800
                                                            ---------
                                                              729,844
                  MEDICAL SERVICES (3.6%)
     19,750       aaiPharma, Inc.* ......................     170,245
      4,000       AMERIGROUP Corp.* .....................     117,040
      2,336       Anthem, Inc.* .........................     154,760
     12,400       Apria Healthcare Group, Inc.* .........     289,664
      7,200       Centene Corp.* ........................     210,312
      6,500       Coventry Health Care, Inc.* ...........     213,850
     16,700       Curative Health Services, Inc.* .......     285,236
      1,274       DaVita, Inc.* .........................      26,410
     13,800       eResearch Technology, Inc.* ...........     370,392
      6,500       First Health Group Corp.* .............     165,360
      6,900       Gentiva Health Services Inc.* .........      57,891
      7,500       Health Net, Inc.* .....................     200,775
     11,700       Inveresk Research Group, Inc.* ........     170,235
      8,800       Lincare Holdings, Inc.* ...............     270,072

     SHARES                                                    VALUE
---------------                                         ----------------
      5,500       Mid Atlantic Medical
                  Services, Inc.* .......................   $ 223,025
     12,750       Odyssey Healthcare, Inc.* .............     303,068
      9,000       Renal Care Group, Inc.* ...............     280,620
     19,000       VCA Antech, Inc.* .....................     293,930
      1,728       Wellpoint Health Networks, Inc.* ......     132,624
                                                            ---------
                                                            3,935,509
                  MEDICAL SUPPLIES (5.1%)
     23,600       Advanced Medical Optics, Inc.* ........     317,420
      7,700       Advanced Neuromodulation
                  Systems, Inc.* ........................     330,330
     11,500       Affymetrix, Inc.* .....................     299,000
      2,500       Bard (C.R.), Inc. .....................     157,650
      6,300       Bio-Rad Laboratories, Inc.
                  Class "A"* ............................     225,225
      8,000       Biosite, Inc.* ........................     307,280
      6,000       Charles River Laboratories
                  International, Inc.* ..................     153,120
     23,100       Connetics Corp.* ......................     386,925
      8,000       Cooper Companies, Inc. ................     239,200
      5,500       DENTSPLY International, Inc. ..........     191,345
     11,800       Edwards LifeSciences Corp.* ...........     323,320
      8,700       Fisher Scientific
                  International, Inc.* ..................     243,252
      5,750       ICU Medical Inc.* .....................     158,188
      7,000       IDEXX Laboratories, Inc.* .............     244,790
      9,100       Inamed Corp.* .........................     325,507
      6,000       Integra LifeSciences
                  Holdings Corp.* .......................     138,000
      4,000       Medtronic, Inc. .......................     180,480
     10,543       Merit Medical Systems, Inc.* ..........     200,844
      6,000       ResMed Inc.* ..........................     191,880
      9,400       Respironics, Inc.* ....................     323,087
     13,000       STERIS Corp.* .........................     340,080
      5,600       Varian Medical Systems, Inc.* .........     302,008
                                                            ---------
                                                            5,578,931
                  METAL FABRICATING (0.3%)
     19,000       Chicago Bridge & Iron Co., N.V. .......     308,560
--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
     SHARES                                                       VALUE
---------------                                            ----------------
                  NATURAL GAS --
                  DISTRIBUTION (0.9%)
     13,600       AGL Resources Inc. .......................   $ 321,368
     10,300       Energen Corp. ............................     330,218
      7,500       UGI Corp. ................................     342,750
                                                               ---------
                                                                 994,336
                  NATURAL GAS --
                  DIVERSIFIED (0.9%)
      8,200       Equitable Resources, Inc. ................     307,582
      9,400       Patina Oil & Gas Corp. ...................     309,260
     16,667       XTO Energy, Inc. .........................     316,667
                                                               ---------
                                                                 933,509
                  NEWSPAPER (1.1%)
      2,700       Gannett Co., Inc. ........................     190,161
      4,600       Knight-Ridder, Inc. ......................     269,100
      8,900       Lee Enterprises, Inc. ....................     280,528
      4,400       McClatchy Co. (The) Class "A" ............     235,796
      6,300       New York Times Co. (The)
                  Class "A" ................................     271,845
                                                               ---------
                                                               1,247,430
                  OFFICE EQUIPMENT &
                  SUPPLIES (0.8%)
     13,000       Ennis Business Forms, Inc. ...............     147,290
     11,500       Global Imaging Systems, Inc.* ............     212,750
     12,000       Staples, Inc.* ...........................     219,960
     13,200       Wallace Computer Services, Inc. ..........     328,812
                                                               ---------
                                                                 908,812
                  OILFIELD SERVICES/
                  EQUIPMENT (0.8%)
     12,000       FMC Technologies, Inc.* ..................     230,400
     21,300       Oil States International, Inc.* ..........     255,600
      6,500       Teekay Shipping Corp. ....................     252,200
      6,500       TETRA Technologies, Inc.* ................     149,500
                                                               ---------
                                                                 887,700
                  PACKAGING &
                  CONTAINER (1.5%)
      5,800       Ball Corp. ...............................     323,060
      5,700       Bemis Co., Inc. ..........................     239,742
      8,300       CLARCOR Inc. .............................     300,460

     SHARES                                                       VALUE
---------------                                            ----------------
     11,000       Jarden Corp.* ............................   $ 286,000
     15,700       Packaging Corp. of America* ..............     282,757
     12,800       Pactiv Corp.* ............................     259,840
                                                               ---------
                                                               1,691,859
                  PAPER & FOREST
                  PRODUCTS (0.0%)
      4,000       Sappi Ltd. (ADR) .........................      47,720
                  PETROLEUM --
                  PRODUCING (1.8%)
      6,200       Evergreen Resources, Inc.* ...............     280,922
      8,000       Hurricane Hydrocarbons Ltd.
                  Class "A"* ...............................      80,960
      8,000       Pogo Producing Co. .......................     318,160
      2,800       Quicksilver Resources, Inc.* .............      66,556
     16,000       Remington Oil & Gas Corp.* ...............     272,480
     17,500       Suncor Energy, Inc. ......................     305,725
     16,300       Unit Corp.* ..............................     330,727
     15,000       Westport Resources Corp.* ................     302,250
                                                               ---------
                                                               1,957,780
                  PETROLEUM --
                  INTERGRATED (0.2%)
     25,000       Denbury Resources Inc.* ..................     270,750
                  PHARMACY SERVICES (0.1%)
      1,992       Accerdo Health, Inc.* ....................      48,483
      2,600       Omnicare, Inc. ...........................      70,746
                                                               ---------
                                                                 119,229
                  POWER INDUSTRY (0.1%)
      7,000       Headwaters, Inc.* ........................      98,350
                  PRECISION INSTRUMENT (1.0%)
      7,600       Dionex Corp.* ............................     251,028
      6,700       FLIR Systems, Inc.* ......................     317,647
      9,700       Garmin Ltd.* .............................     347,260
      6,000       Varian, Inc.* ............................     171,960
                                                               ---------
                                                               1,087,895
                  PUBLISHING (0.4%)
      6,800       Meredith Corp. ...........................     259,624
      7,000       Wiley (John) & Sons, Inc.
                  Class "A" ................................     158,760
                                                               ---------
                                                                 418,384
--------------------------------------------------------------------------------
10

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                                  MARCH 31, 2003
--------------------------------------------------------------------------------
     SHARES                                                   VALUE
---------------                                         ----------------
                  R.E.I.T. (3.2%)
     12,300       Capital Automotive REIT* ..............   $ 306,762
      7,500       CBL & Associates Properties, Inc.           304,425
      8,300       Chelsea Property Group, Inc. ..........     309,175
      4,000       Corrections Corp of America* ..........      69,840
     12,800       Developers Diversified
                  Realty Corp. ..........................     309,120
     10,000       Federal Realty Investment Trust .......     303,700
      9,300       Macerich Company (The) ................     294,624
     17,000       MFA Mortgage Investments, Inc. ........     147,050
      8,200       Pan Pacific Retail Properties, Inc.         310,370
      4,500       PS Business Parks, Inc. ...............     133,875
      8,600       Simon Property Group, Inc. ............     308,138
      8,300       Tanger Factory Outlet
                  Centers, Inc. .........................     256,221
      7,000       Thornburg Mortgage, Inc. ..............     144,410
      8,000       Weingarten Realty Investors ...........     312,880
                                                            ---------
                                                            3,510,590
                  RECREATION (1.2%)
      6,400       Expedia, Inc. Class "A"* ..............     330,624
     29,500       Marvel Enterprises, Inc.* .............     407,690
     11,000       SCP Pool Corp.* .......................     326,810
     11,000       Shuffle Master, Inc.* .................     221,661
                                                            ---------
                                                            1,286,785
                  RESTAURANT (2.4%)
     12,050       Applebee's International, Inc. ........     337,882
      6,000       Bob Evans Farms, Inc. .................     144,540
     10,650       Brinker International, Inc.* ..........     324,825
     10,000       Lone Star Steakhouse &
                  Saloon, Inc. ..........................     211,900
     10,200       O'Charley's, Inc.* ....................     195,534
      7,700       Panera Bread Co. Class "A"* ...........     234,773
      9,400       P.F. Chang's China Bistro, Inc.* ......     347,800
     10,200       RARE Hospitality
                  International, Inc.* ..................     283,968
     14,600       Ruby Tuesday, Inc. ....................     297,840
     11,750       Sonic Corp.* ..........................     299,155
                                                            ---------
                                                            2,678,217

     SHARES                                                   VALUE
---------------                                         ----------------
                  RETAIL BUILDING
                  SUPPLY (0.1%)
      4,700       Fastenal Co. ..........................   $ 132,493
                  RETAIL -- SPECIAL LINES (3.6%)
      4,000       CDW Computer Centers, Inc* ............     163,200
     14,400       Central Garden & Pet Co.* .............     311,616
     16,700       Chico's FAS, Inc.* ....................     334,000
      9,000       Coach, Inc.* ..........................     344,970
      3,000       Cost Plus, Inc.* ......................      78,960
      3,000       Finish Line, Inc. Class "A"* ..........      45,000
     11,700       Fossil, Inc.* .........................     201,474
     15,500       Guitar Center, Inc.* ..................     315,735
     12,200       Hancock Fabrics, Inc. .................     169,580
     13,000       Hollywood Entertainment Corp.* ........     208,520
     10,500       Movie Gallery, Inc.* ..................     182,910
     10,300       Petco Animal Supplies, Inc.* ..........     194,155
     15,000       Pier 1 Imports, Inc. ..................     237,900
      6,000       Quiksilver, Inc.* .....................     183,720
      5,800       Ross Stores, Inc. .....................     209,670
      8,300       Russ Berrie & Co., Inc. ...............     265,600
      3,000       Sharper Image Corp.* ..................      54,030
      9,000       TJX Companies, Inc. (The) .............     158,400
      3,000       Weight Watchers
                  International, Inc.* ..................     138,150
      8,600       Williams-Sonoma, Inc.* ................     187,480
                                                            ---------
                                                            3,985,070
                  RETAIL STORE (0.2%)
      5,400       Family Dollar Stores, Inc. ............     166,752
                  SEMICONDUCTOR (0.5%)
      8,100       Microchip Technology Inc. .............     161,190
     20,000       OmniVision Technologies, Inc.* ........     414,400
                                                            ---------
                                                              575,590
                  SHOE (1.0%)
     11,000       Brown Shoe Company, Inc. ..............     297,770
     12,400       Kenneth Cole Products, Inc.
                  Class "A"* ............................     271,560
     12,400       K-Swiss Inc. Class "A" ................     316,820
      5,000       Reebok International Ltd.* ............     164,250
                                                            ---------
                                                            1,050,400
--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
     SHARES                                                        VALUE
---------------                                              ----------------
                  TELECOMMUNICATIONS
                  EQUIPMENT (0.0%)
      1,300       SafeNet, Inc.* ...........................   $   26,585
                  TELECOMMUNICATION
                  SERVICES (0.7%)
      8,000       IDT Corp.* ...............................      119,840
      7,600       Mobile TeleSystem OJSC (ADR)*                   312,664
      8,800       Vimpel-Communications, Open
                  Joint Stock Co. (ADR)* ...................      303,600
                                                               ----------
                                                                  736,104
                  THRIFT (5.6%)
     13,800       Anchor BanCorp Wisconsin Inc. ............      302,910
     22,200       Brookline Bancorp, Inc. ..................      277,944
      9,400       Capitol Federal Financial ................      281,812
      7,000       Connecticut Bancshares, Inc. .............      290,710
     10,600       Fidelity Bankshares, Inc. ................      194,404
     11,650       First BanCorp ............................      314,317
      7,000       First Essex Bancorp, Inc. ................      217,140
     24,832       First Niagara Financial Group, Inc.             291,801
     12,775       Flagstar Bancorp, Inc. ...................      336,877
      3,500       GreenPoint Financial Corp. ...............      156,835
     12,300       Harbor Florida Bancshares, Inc. ..........      287,328
     14,800       Hudson City Bancorp, Inc. ................      299,552
      7,100       Hudson River Bancorp, Inc. ...............      163,158
     10,000       New York Community
                  Bancorp, Inc. ............................      298,000
     13,175       Oriental Financial Group, Inc. ...........      284,580
      2,000       Pacific Northwest Bancorp ................       55,500
      5,500       PFF Bancorp, Inc. ........................      176,495
      6,100       Port Financial Corp. .....................      291,519
      5,000       Quaker City Bancorp, Inc.* ...............      169,700
      3,000       Roslyn Bancorp, Inc. .....................       53,940
     10,000       Seacoast Financial Services Corp.               182,509
     13,000       Sovereign Bancorp, Inc. ..................      180,050
      8,400       Sterling Financial Corp.* ................      178,248
     11,594       Washington Federal, Inc. .................      244,169
     15,800       Waypoint Financial Corp. .................      272,708
      9,100       WSFS Financial Corp. .....................      287,560
                                                               ----------
                                                                6,089,766

     SHARES                                                        VALUE
---------------                                              ----------------
                  TIRE & RUBBER (0.1%)
      9,500       TBC Corp.* ...............................   $  133,000
                  TOILETRIES/COSMETICS (0.2%)
     20,000       Helen of Troy Ltd.* ......................      262,000
                  TRUCKING/TRANSPORTATION
                  LEASING (1.5%)
     10,200       Arkansas Best Corp. ......................      259,284
      2,000       CNF, Inc. ................................       60,900
      5,500       Landstar System, Inc.* ...................      316,250
      2,500       Old Dominion Freight Line, Inc.*                 78,750
      9,100       P.A.M. Transportation
                  Services, Inc.* ..........................      199,108
      7,400       Roadway Corp. ............................      248,048
     11,000       Werner Enterprises, Inc. .................      211,860
     10,800       Yellow Corp.* ............................      260,604
                                                               ----------
                                                                1,634,804
                  WIRELESS
                  NETWORKING (0.3%)
      6,000       Boston Communications Group,
                  Inc.* ....................................       93,960
     10,000       InterDigital Communications
                  Corporation* .............................      226,330
                                                               ----------
                                                                  320,290
                                                               ----------
                  TOTAL COMMON STOCKS
                  AND TOTAL INVESTMENT
                  SECURITIES (88.6%)                           97,109,861
                  (COST $90,413,367) .......................   ----------

--------------------------------------------------------------------------------
12

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                                  MARCH 31, 2003
--------------------------------------------------------------------------------
            PRINCIPAL
              AMOUNT                                                   VALUE
---------------------------------                                  -------------
REPURCHASE AGREEMENTS (11.0%)
(INCLUDING ACCRUED INTEREST)
$  6,000,000                      Collateralized by $4,405,000
                                  U.S. Treasury Bonds 8.125%,
                                  due 8/15/19, with a value of
                                  $6,200,866 (with Morgan
                                  Stanley, 1.20%, dated 3/31/03,
                                  due 4/1/03, delivery value
                                  $6,000,200) .................... $  6,000,200
   6,100,000                      Collateralized by $4,173,000
                                  U.S. Treasury Bonds 9.25%,
                                  due 2/15/16, with a value of
                                  $6,254,255 (with UBS
                                  Warburg LLC, 1.32%, dated
                                  3/31/03, due 4/1/03, delivery
                                  value $6,100,224) ..............    6,100,224
                                                                   ------------
                                  TOTAL REPURCHASE
                                  AGREEMENTS
                                  (COST $12,100,424) .............   12,100,424
                                                                   ------------
CASH AND OTHER ASSETS IN EXCESS
OF LIABILITIES (0.4%) ............................................ $    389,960
                                                                   ------------
NET ASSETS (100.0%) .............................................. $109,600,245
                                                                   ============
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER
OUTSTANDING SHARE ($109,600,245 /
6,616,868 SHARES OUTSTANDING) ..................................   $      16.56
                                                                   ============
* NON-INCOME PRODUCING

(ADR) AMERICAN DEPOSITARY RECEIPTS

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
AT MARCH 31, 2003
--------------------------------------------------------------------------------

ASSETS:
Investment securities, at value
   (Cost -- $90,413,367) .......................    $ 97,109,861
Repurchase agreements
   (Cost -- $12,100,424) .......................      12,100,424
Cash ...........................................           7,080
Receivable for securities sold .................         519,289
Receivable for capital shares sold .............         327,319
Dividends and interest receivable ..............         101,356
                                                    ------------
  TOTAL ASSETS .................................     110,165,329
                                                    ------------
LIABILITIES:
Payable for securities purchased ...............         346,133
Payable for capital shares repurchased .........          71,271
Accrued expenses:
  Advisory fee payable .........................          68,567
  Service and distribution plan fees
     payable ...................................          22,856
  Other ........................................          56,257
                                                    ------------
  TOTAL LIABILITIES ............................         565,084
                                                    ------------
NET ASSETS .....................................    $109,600,245
                                                    ============
NET ASSETS CONSIST OF:
Capital stock, at $.001 par value
   (authorized 300,000,000, outstanding
   6,616,868 shares) ...........................    $      6,617
Additional paid-in capital .....................     112,433,877
Undistributed net realized loss on
   investments .................................      (9,536,743)
Net unrealized appreciation of
   investments .................................       6,696,494
                                                    ------------
NET ASSETS .....................................    $109,600,245
                                                    ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE ($109,600,245 -
   6,616,868 SHARES OUTSTANDING) ...............    $      16.56
                                                    ============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income (net of foreign
   withholding tax of $2,429) ..............   $    903,918
Interest income ............................        151,860
                                               ------------
  Total Income .............................      1,055,778
                                               ------------
EXPENSES:
Advisory fee ...............................        679,535
Service and distribution plan fee ..........        226,512
Custodian fees .............................         55,517
Auditing and legal fees ....................         54,762
Registration and filing fees ...............         41,475
Quote charge ...............................         32,491
Accounting and bookkeeping expense .........         32,400
Transfer agent fees ........................         30,244
Directors' fees and expenses ...............         20,097
Printing ...................................         18,384
Trading service expense ....................         14,802
Insurance, dues and other ..................         14,288
Postage ....................................          7,542
                                               ------------
     Total expenses before custody
        credits ............................      1,228,049
     Less: custody credits .................         (1,397)
                                               ------------
     Net Expenses ..........................      1,226,652
                                               ------------
NET INVESTMENT LOSS ........................       (170,874)
                                               ------------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
     Net Realized Loss .....................     (9,515,094)
     Change in Net Unrealized
        Appreciation .......................     (7,336,504)
                                               ------------
NET REALIZED LOSS AND CHANGE IN NET
   UNREALIZED APPRECIATION ON
   INVESTMENTS .............................    (16,851,598)
                                               ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS .........................   $(17,022,472)
                                               ============

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
14

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2003 AND 2002
--------------------------------------------------------------------------------

                                                                            YEAR ENDED         YEAR ENDED
                                                                          MARCH 31, 2003     MARCH 31, 2002
                                                                         ----------------   ---------------
OPERATIONS:
 Net investment loss .................................................    $     (170,874)    $    (384,181)
 Net realized gain (loss) on investments .............................        (9,515,094)        1,291,086
 Change in net unrealized appreciation ...............................        (7,336,504)        7,368,277
                                                                          --------------     -------------
 Net (decrease) increase in net assets from operations ...............       (17,022,472)        8,275,182
                                                                          --------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net realized gain from investment transactions ......................          (968,868)         (282,989)
                                                                          --------------     -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ........................................       261,748,234        67,419,714
 Proceeds from reinvestment of distributions to shareholders .........           945,062           280,472
 Cost of shares repurchased ..........................................      (206,667,181)      (46,147,958)
                                                                          --------------     -------------
 Net increase from capital share transactions ........................        56,026,115        21,552,228
                                                                          --------------     -------------
TOTAL INCREASE IN NET ASSETS .........................................        38,034,775        29,544,421
NET ASSETS:
 Beginning of year ...................................................        71,565,470        42,021,049
                                                                          --------------     -------------
 End of year .........................................................    $  109,600,245     $  71,565,470
                                                                          ==============     =============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
Value Line Emerging Opportunities Fund, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long- term growth of capital. The Fund invests primarily in "small-cap" common stocks.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(E) REPRESENTATIONS AND INDEMNIFICATIONS: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

--------------------------------------------------------------------------------
16

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                                                                  MARCH 31, 2003
--------------------------------------------------------------------------------

2. CAPITAL SHARE TRANSACTIONS
Transactions in capital stock, were as follows:

                                   YEAR           YEAR
                                   ENDED          ENDED
                                 MARCH 31,      MARCH 31,
                                   2003           2002
                               ------------   ------------
Shares sold ................   15,089,311     3,541,534
Shares issued to
   shareholders in
   reinvestment of
   distributions ...........       55,559        14,151
                               ----------     ---------
                               15,144,870     3,555,685
Shares repurchased .........   12,080,414     2,525,477
                               ----------     ---------
Net increase ...............    3,064,456     1,030,208
                               ==========     =========

3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term investments, were as follows:

                                     YEAR ENDED
                                     MARCH 31,
                                        2003
                                  ---------------
PURCHASES:
Investment Securities .........   $114,200,388
                                  ============
SALES:
Investment Securities .........   $ 64,065,847
                                  ============
4. INCOME TAXES
At March 31, 2003, information on the tax components of capital is as follows:

Cost of investments for tax purposes .........   $102,526,008
                                                 ============
Gross tax unrealized appreciation ............    10,367,514
Gross tax unrealized depreciation ............    (3,683,237)
                                                 ------------
Net tax unrealized appreciation on
   Investments ...............................   $ 6,684,277
                                                 ============
Capital loss carryforward expiring
   March 31, 2011 ............................   $ 6,183,716
                                                 ============

The tax composition of the dividends to shareholders for the years ended March 31, 2003 and 2002 were as follows:

                                        2003          2002
                                    -----------   -----------
Long-term capital gains .........   $968,868      $282,989

During the year ended March 31, 2003, as permitted under federal income tax regulations, the Fund elected to defer $3,340,810 of Post-October net capital losses to the 2004 taxable year.

Net realized gain (loss) differ for financial statements and tax purposes primarily due to differing treatments of wash sales and deferred losses.

Permanent book-tax differences relating to current year net operating loss were reclassified within the composition of the net asset accounts. In the current year the Fund reclassified $170,874 from accumulated net investment loss to additional paid-in-capital. Net assets were not affected by this reclassification.

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS                                     MARCH 31, 2003
--------------------------------------------------------------------------------

5. ADVISORY FEES, SERVICE AND DISTRIBUTION PLAN FEES
   AND TRANSACTIONS WITH AFFILIATES:
An advisory fee of $679,535 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended March 31, 2003. The fee was computed at an annual rate of .75 of 1% of the daily net assets during the year and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended March 31, 2003, fees amounting to $226,512 were paid or payable to the Distributor under this plan.

For the year ended March 31, 2003, the Fund's expenses were reduced by $1,397 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund. During the year ended March 31, 2003, the Fund paid brokerage commissions totaling $30,868 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers. In addition, the Fund paid $14,802 to the Distributor for reimbursement of trading services performed on behalf of the Fund.

At March 31, 2003, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan and certain officers and directors, owned 1,042,175 shares of the Fund's capital stock, representing 16% of the outstanding shares.

--------------------------------------------------------------------------------
18

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                           YEARS ENDED MARCH 31,
                                         --------------------------------------------------------------------------------------
                                            2003               2002               2001               2000              1999
                                         ===========        ===========        ===========        ===========       ===========
NET ASSET VALUE, BEGINNING OF YEAR ....  $     20.15        $     16.66        $     24.97        $     13.24       $     13.37
                                         -----------        -----------        -----------        -----------       -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .................         (.03)              (.11)              (.19)              (.15)(2)          (.11)(2)
  Net gains or (losses) on securities
    (both realized and unrealized) ....        (3.40)              3.70              (5.13)             12.39               .21
                                         -----------        -----------        -----------        -----------       -----------
  Total from investment operations ....        (3.43)              3.59              (5.32)             12.24               .10
                                         -----------        -----------        -----------        -----------       -----------
LESS DISTRIBUTIONS:
  Distributions from net realized gains         (.16)              (.10)             (2.99)              (.51)             (.23)
                                         -----------        -----------        -----------        -----------       -----------
NET ASSET VALUE, END OF YEAR ..........  $     16.56        $     20.15        $     16.66        $     24.97       $     13.24
                                         ===========        ===========        ===========        ===========       ===========
TOTAL RETURN ..........................       (17.04)%            21.55%            (21.86)%            93.59%             1.01%
                                         ===========        ===========        ===========        ===========       ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)   $   109,600        $    71,565        $    42,021        $    50,784       $    21,561
Ratio of operating expenses to average
 net assets ...........................         1.36%(1)           1.48%(1)           1.48%(1)           1.34%(2)          1.34%(2)
Ratio of net investment loss to average
 net assets ...........................        (0.19)%            (0.75)%            (0.97)%            (0.96)%(3)        (0.90)%(3)
Portfolio turnover rate ...............           79%               130%               111%               104%              203%

(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.35% FOR THE YEAR ENDED MARCH 31, 2003, 1.46% FOR THE YEAR ENDED MARCH 31, 2001, 1.32% FOR THE YEAR ENDED MARCH 31, 2000, AND 1.29% FOR THE YEAR ENDED MARCH 31, 1999. THE RATIO WOULD HAVE BEEN UNCHANGED FOR THE YEAR ENDED MARCH 31, 2002.

(2) NET OF WAIVED ADVISORY FEE AND SERVICE AND DISTRIBUTION PLAN FEES. HAD THESE EXPENSES BEEN FULLY PAID BY THE FUND FOR THE YEARS ENDED MARCH 31, 2000 AND MARCH 31, 1999, NET INVESTMENT LOSS PER SHARE WOULD HAVE BEEN $(.21) AND $(.18), THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.69% AND 1.91%, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (1.31)% AND (1.47)%, RESPECTIVELY.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Emerging Opportunities Fund, Inc., at March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

May 14, 2003

--------------------------------------------------------------------------------
20

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION
The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              PRINCIPAL
                                                              OCCUPATION
                                                LENGTH OF     DURING THE                       OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     POSITION             TIME SERVED   PAST 5 YEARS                     HELD BY DIRECTOR
========================================================================================================================
INTERESTED DIRECTORS*
--------------------------
Jean Bernhard Buttner      Chairman of the      Since 1993    Chairman, President and          Value Line, Inc.
Age 68                     Board of Directors                 Chief Executive Officer of
                           and President                      Value Line, Inc. (the
                                                              "Adviser") and Value Line
                                                              Publishing, Inc. Chairman
                                                              and President of each of the
                                                              14 Value Line Funds and
                                                              Value Line Securities Inc.
                                                              (the "Distributor").
-------------------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 1993    Real Estate Executive:           Value Line, Inc.
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker); Director of the
Age 68                                                        Adviser since 2000.
-------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
--------------------------
John W. Chandler           Director             Since 2000    Consultant, Academic Search      None
1611 Cold Spring Rd                                           Consultation Service, Inc.
Williamstown, MA 01267                                        Trustee Emeritus and
Age 79                                                        Chairman (1993-1994) of the
                                                              Board of Trustees of Duke
                                                              University; President
                                                              Emeritus, Williams College.
-------------------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 1993    Customer Support Analyst,        None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 61
-------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director             Since 1993    Professor of History,            Berkshire Life Insurance
54 Scott Hill Road                                            Williams College, 1961 to        Company
Williamstown, MA 01267                                        present. President Emeritus
Age 71                                                        since 1994 and President,
                                                              1985-1994; Chairman
                                                              (1993-1997) and Interim
                                                              President (2002) of the
                                                              American Council of
                                                              Learned Societies.

--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                             OCCUPATION
                                               LENGTH OF     DURING THE                     OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE       POSITION          TIME SERVED   PAST 5 YEARS                   HELD BY DIRECTOR
================================================================================================================
David H. Porter              Director          Since 2000    Visiting Professor of          None
5 Birch Run Drive                                            Classics, Williams College,
Saratoga Springs, NY 12866                                   since 1999; President
Age 67                                                       Emeritus, Skidmore College
                                                             since 1999 and President,
                                                             1987-1998.
-----------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director          Since 2000    Chairman, Institute for        A. Schulman Inc.
169 Pompano St.                                              Political Economy.             (plastics)
Panama City Beach, FL 32413
Age 64
-----------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director          Since 2000    Senior Financial Advisor,      None
1409 Beaumont Drive                                          Hawthorne, since 2001;
Gladwyne, PA 19035                                           Chairman, Radcliffe College
Age 54                                                       Board of Trustees,
                                                              1990-1999.
-----------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Stephen E. Grant             Vice President    Since 1999    Portfolio Manager with the
Age 49                                                       Adviser.
-----------------------------------------------------------------------------------------------------------------
Alan N. Hoffman              Vice President    Since 2001    Portfolio Manager with the
Age 49                                                       Adviser.
-----------------------------------------------------------------------------------------------------------------
Bradley Brooks               Vice President    Since 2001    Portfolio Manager
Age 40                                                       with the Adviser
                                                             Securities Analyst with the
                                                             Adviser, 1997-1999.
-----------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,   Since 1993    Director, Vice President and
Age 45                       Secretary and                   Compliance Officer of the
                             Treasurer                       Adviser. Director and Vice
                                                             President of the Distributor.
                                                             Vice President, Secretary and
                                                             Treasurer of each of the 14
                                                             Value Line Funds.

* MRS. BUTTNER IS AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BY VIRTUE OF HER POSITIONS WITH THE ADVISER AND HER INDIRECT OWNERSHIP OF A CONTROLLING INTEREST IN THE ADVISER; MRS. RUTH IS AN INTERESTED PERSON BY VIRTUE OF BEING A DIRECTOR OF THE ADVISER.

UNLESS OTHERWISE INDICATED, THE ADDRESS FOR EACH OF THE ABOVE IS 220 EAST 42ND
 STREET, NEW YORK, NY 10017.

--------------------------------------------------------------------------------
22

                                    VALUE LINE EMERGING OPPORTUNITIES FUND, INC.
--------------------------------------------------------------------------------







                     (This page intentionally left blank.)












--------------------------------------------------------------------------------

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243-2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------
24